Expense Example - HIGH GRADE INCOME FUND - CLASS I SHARES	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	$ 1,552